Note 13 - Related Parties	12 Months Ended
Dec. 31, 2014
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]

NOTE 13 – RELATED PARTIES

David A. Taft, a director, is the president of IBS Capital LLC (“IBS”), a Massachusetts limited liability company, whose principal business is investing in securities. IBS is the general partner of the IBS Turnaround Fund (QP), which is a Massachusetts limited partnership, IBS Turnaround Fund (LP), which is a Massachusetts limited partnership and the IBS Opportunity Fund, Ltd.

Mr. Taft participated in the Series A PIK Note financing described in Note 8, with the following investments, which were utilized by the Company to fund its operations:

Investor	Investment	OID/Discount	Principal	Shares Issuable @0.92, excluding interest

IBS Turnaround Fund (A Limited Partnership)	531,960	$0.66	806,000	876,087

IBS Turnaround Fund QP (A Limited Partnership)	1,118,040	$0.66	1,694,000	1,841,304

IBS Opportunity Fund, Ltd.	350,000	$0.66	530,303	576,416
	$2,000,000		$3,030,303	3,293,807

Material Advisors LLC

On December 30, 2008, the Company entered into a Management Agreement with Material Advisors LLC, a management services company (“Manager”). The Management Agreement had a term ending on December 31, 2010 with automatic renewal for successive one-year periods unless either Manager or Company provided 90 days prior notice of cancellation to the other party or pursuant to the termination provisions of the Management Agreement. Under the Management Agreement, Manager would perform or engage others, including Andre Zeitoun, a principal of Manager, Chris Carney and Eric Basroon (“Management Personnel”), to perform senior management services including such services as are customarily provided by a chief executive officer but not (unless otherwise agreed) services customarily provided by a chief financial officer. Pursuant to the Management Agreement, Andre Zeitoun would serve as Company’s Chief Executive Officer and would be appointed as a member of the Company’s Board of Directors.

The services provided by Manager included, without limitation, consulting with the Board of Directors and the Company’s management on business and financial matters. Manager was paid an annual fee of $1,000,000 per year, payable in equal monthly installments of $83,333. Manager was solely responsible for the compensation of the Management Personnel, including Mr. Zeitoun and the Management Personnel was not entitled to any direct compensation or benefits from the Company (including, in the case of Mr. Zeitoun, for service on the Board). In January 2009, the Company granted Manager non-qualified stock options to purchase, for $0.70 per share, up to 6,583,277 shares of the Company’s stock. In February 2011, the Company’s Board of Directors extended the Management Agreement for one additional year, thus extending the termination date of the agreement to December 31, 2012. As part of the extension of the Management Agreement, the Company’s Board of Directors approved the issuance of 2,904,653 warrants to purchase shares of common stock of the Company at $0.83 per share. The warrants have a term of 5 years and vest equally on a monthly basis beginning January 2012. On January 2012, the Company’s Board of Directors unanimously agreed to pay a performance bonus of $750,000 to the Manager.

On November 20, 2012, it was decided that effective January 1, 2013 the Company would engage the three members of Material Advisors individually rather than through Material Advisors.